Label	Element	Value
UBS Prime Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001060517_SupplementTextBlock

Money Market Funds	Prospectus Supplement

UBS Money Series

UBS Prime Preferred Fund

Supplement to the Prospectus (the “Prospectus”) dated January 11, 2016, as supplemented

March 29, 2016

The Prospectus is hereby supplemented as shown below.

Risk/Return [Heading]	rr_RiskReturnHeading	UBS Prime Preferred Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

I. Voluntary Management Fee Waiver

Effective through April 30, 2016, UBS Asset Management (Americas) Inc. (“UBS AM”) will voluntarily waive 0.10% of its management fee. UBS AM may voluntarily waive additional fees from time to time. For example, UBS AM may voluntarily undertake to waive fees in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS AM would continue any additional voluntary waivers. Waivers may affect the Fund’s performance.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2016